RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Restricted Cash [Abstract]
Operations	$ 42	$ 163
Credit obligations	37	39
Development projects	6	0
Total	85	202
Less: non-current	(46)	(37)
Current	$ 39	$ 165